Selected Statements Of Operations Data (Schedule Of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Interest on marketable securities and bank deposits	$ 644	$ 2,643	$ 1,713
Foreign currency translation differences and derivatives	2,839	2,563	424
Total gross financial income	3,483	5,206	2,137
Bank charges and interest on loan	(3,850)	(3,448)	(495)
Foreign currency translation differences	(3,180)	(3,434)	(103)
Amortization of premium on marketable securities		(348)	(284)
Total gross financial expenses	(7,030)	(7,230)	(882)
Financial income, net	$ (3,547)	$ (2,024)	$ 1,255